UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2015 Fund

September 30, 2011

1.932717.100

M15-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Arizona - 6.2%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 106,647
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	996,350
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	378,172
		1,481,169
California - 9.2%
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15 (a)	750,000	852,210
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,109,430
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	224,656
		2,186,296
Florida - 15.6%
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	140,456
Series 2010 A1, 5% 6/1/15	150,000	163,238
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	500,000	569,060
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2005 A, 5% 6/1/15 (FGIC Insured)	360,000	412,535
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	535,460
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	805,575
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5% 10/1/15 (b)	1,000,000	1,091,960
		3,718,284
Georgia - 0.9%
Muni. Elec. Auth. of Georgia Series A, 4% 1/1/15	200,000	217,268
Hawaii - 7.1%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (a)(b)	500,000	541,480
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,150,220
		1,691,700
Illinois - 3.4%
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	214,106
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig. Series 2010, 5% 1/1/15	$ 275,000	$ 304,758
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	250,000	282,870
		801,734
Indiana - 1.0%
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	230,478
Massachusetts - 7.6%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	690,750
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	500,000	547,145
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	500,000	579,330
		1,817,225
Michigan - 3.5%
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	824,955
Nevada - 0.7%
Clark County Fuel Tax Series 2008, 5% 6/1/15	150,000	167,469
New Jersey - 3.5%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	557,780
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	100,000	115,187
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	167,708
		840,675
New York - 3.3%
New York City Gen. Oblig. Series 2011 A, 3% 8/1/15	100,000	107,325
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	107,355
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	500,000	564,870
		779,550
North Carolina - 5.3%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	111,933
Wake County Gen. Oblig. 5% 3/1/15	1,000,000	1,144,090
		1,256,023
Oklahoma - 2.4%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	574,160
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - 4.7%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	$ 250,000	$ 280,438
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	841,313
		1,121,751
Texas - 17.8%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	578,855
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	114,079
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	647,918
Series A, 5% 7/1/15	125,000	141,579
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	493,903
Series 2010, 5% 5/15/15	500,000	565,995
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	558,745
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. 5% 8/1/15	1,000,000	1,155,327
		4,256,401
Washington - 4.0%
Clark County Pub. Util. District #1 Elec. Rev. 5% 1/1/15	350,000	388,581
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15	500,000	571,060
		959,641
Wisconsin - 2.2%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	500,000	534,500
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $23,197,511)	23,459,279
NET OTHER ASSETS (LIABILITIES) - 1.6%	371,723
NET ASSETS - 100%	$ 23,831,002
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $23,197,511. Net unrealized appreciation aggregated $261,768, of which $271,593 related to appreciated investment securities and $9,825 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Municipal Income 2015 Fund:
Class A
Institutional Class

September 30, 2011

Class A and Institutional Class
are classes of Fidelity Municipal
Income 2015 Fund

1.932709.100

AM15-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Arizona - 6.2%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 D, 4% 7/1/15	$ 100,000	$ 106,647
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2009 A, 5% 7/1/15	870,000	996,350
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/15	350,000	378,172
		1,481,169
California - 9.2%
Los Angeles Unified School District Series 2011 A1, 5% 7/1/15 (a)	750,000	852,210
Palm Springs Unified School District Series 2011, 4% 8/1/15	1,000,000	1,109,430
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor and Gamble Proj.) Series 2009, 5% 7/1/15	200,000	224,656
		2,186,296
Florida - 15.6%
Citizens Property Ins. Corp.:
Series 2007 B, 5% 3/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	140,456
Series 2010 A1, 5% 6/1/15	150,000	163,238
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/15	500,000	569,060
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2005 A, 5% 6/1/15 (FGIC Insured)	360,000	412,535
Florida Muni. Pwr. Agcy. Rev. (St. Lucie Proj.) Series 2011 A, 4% 4/1/15	500,000	535,460
Miami-Dade County Pub. Facilities Rev. Series 2005 B, 5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	805,575
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5% 10/1/15 (b)	1,000,000	1,091,960
		3,718,284
Georgia - 0.9%
Muni. Elec. Auth. of Georgia Series A, 4% 1/1/15	200,000	217,268
Hawaii - 7.1%
Hawaii Arpts. Sys. Rev. Series 2011, 4% 7/1/15 (a)(b)	500,000	541,480
Hawaii Gen. Oblig. Series DR, 5% 6/1/15	1,000,000	1,150,220
		1,691,700
Illinois - 3.4%
Chicago O'Hare Int'l. Arpt. Rev. Series B, 4% 1/1/15	200,000	214,106
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig. Series 2010, 5% 1/1/15	$ 275,000	$ 304,758
Illinois Sales Tax Rev. Series 2010, 5% 6/15/15	250,000	282,870
		801,734
Indiana - 1.0%
Purdue Univ. Rev. Series A, 5% 7/1/15	200,000	230,478
Massachusetts - 7.6%
Easton Gen. Oblig. 5% 8/1/15 (FSA Insured)	600,000	690,750
Massachusetts Dev. Fin. Agcy. Rev. Series 2011 H, 5% 7/1/15	500,000	547,145
Massachusetts Gen. Oblig. Series 2005 C, 5% 9/1/15	500,000	579,330
		1,817,225
Michigan - 3.5%
Grand Traverse County Hosp. Series 2011 A, 5% 7/1/15	750,000	824,955
Nevada - 0.7%
Clark County Fuel Tax Series 2008, 5% 6/1/15	150,000	167,469
New Jersey - 3.5%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/15	500,000	557,780
New Jersey Trans. Trust Fund Auth. Series 2003 A, 5.5% 12/15/15 (AMBAC Insured)	100,000	115,187
Stafford Township Board Ed. 4.25% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	167,708
		840,675
New York - 3.3%
New York City Gen. Oblig. Series 2011 A, 3% 8/1/15	100,000	107,325
St. Lawrence County Individual Dev. Agcy. Civic Facilities Rev. 4% 7/1/15	100,000	107,355
Tobacco Settlement Fing. Corp. Series 2011, 5% 6/1/15	500,000	564,870
		779,550
North Carolina - 5.3%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A, 5% 1/1/15	100,000	111,933
Wake County Gen. Oblig. 5% 3/1/15	1,000,000	1,144,090
		1,256,023
Oklahoma - 2.4%
Oklahoma St Wtr. Resources Board Rev. Fund Series 2011 A, 5% 4/1/15	500,000	574,160
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - 4.7%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/15 (FSA Insured)	$ 250,000	$ 280,438
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/15	750,000	841,313
		1,121,751
Texas - 17.8%
Denton Independent School District Series 2011, 5% 8/15/15	500,000	578,855
El Paso Independent School District Series 2008 A, 5% 2/15/15	100,000	114,079
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/15	580,000	647,918
Series A, 5% 7/1/15	125,000	141,579
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2008, 5% 5/15/15 (Berkshire Hathaway Assurance Corp. Insured)	435,000	493,903
Series 2010, 5% 5/15/15	500,000	565,995
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/15	500,000	558,745
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. 5% 8/1/15	1,000,000	1,155,327
		4,256,401
Washington - 4.0%
Clark County Pub. Util. District #1 Elec. Rev. 5% 1/1/15	350,000	388,581
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/15	500,000	571,060
		959,641
Wisconsin - 2.2%
Milwaukee Swr. Rev. Series S1, 3% 6/1/15	500,000	534,500
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $23,197,511)	23,459,279
NET OTHER ASSETS (LIABILITIES) - 1.6%	371,723
NET ASSETS - 100%	$ 23,831,002
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $23,197,511. Net unrealized appreciation aggregated $261,768, of which $271,593 related to appreciated investment securities and $9,825 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Municipal Income 2017 Fund:
Class A
Institutional Class

September 30, 2011

Class A and Institutional Class
are classes of Fidelity Municipal
Income 2017 Fund

1.932711.100

AM17-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value
Arizona - 7.5%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/17	$ 900,000	$ 1,063,593
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	290,723
		1,354,316
California - 18.3%
California Gen. Oblig. 5% 3/1/17	215,000	246,936
California Pub. Works Board Lease Rev. Series B, 5% 6/1/17 (FGIC Insured)	600,000	701,028
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17 (a)	500,000	557,855
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	289,438
Newport Beach Rev. Series 2009 A, 5% 12/1/17	500,000	571,195
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	578,665
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	343,014
		3,288,131
Florida - 20.2%
Citizens Property Ins. Corp. Series 2010 A1, 5.25% 6/1/17	725,000	800,117
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	500,000	584,180
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,185,270
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5% 10/1/17 (b)	500,000	547,270
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	250,000	297,728
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	214,577
		3,629,142
Georgia - 5.7%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	200,000	227,880
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	292,820
Muni. Elec. Auth. of Georgia Series A, 5.25% 1/1/17	440,000	509,115
		1,029,815
Illinois - 5.7%
Chicago Park District Gen. Oblig. Series 2011 C, 5% 1/1/17	345,000	401,825
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev. Series 2009 B, 5% 7/1/17	$ 200,000	$ 233,554
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	278,643
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	100,000	116,185
		1,030,207
Massachusetts - 6.7%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,197,497
Michigan - 1.5%
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	225,000	265,802
New Jersey - 3.7%
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	355,737
New Jersey Trans. Trust Fund Auth. Series 2011 A, 4% 6/15/17	290,000	314,067
		669,804
New York - 3.6%
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	455,000	537,332
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	118,577
		655,909
North Carolina - 2.4%
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17	395,000	433,019
Ohio - 0.8%
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	144,290
Pennsylvania - 1.9%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	343,401
South Carolina - 0.8%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	125,000	146,273
Texas - 12.1%
Denton Independent School District Series 2011, 5% 8/15/17	500,000	600,005
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	411,134
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	$ 500,000	$ 564,710
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. 5% 8/1/17	500,000	595,055
		2,170,904
Utah - 2.2%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	402,432
Washington - 3.2%
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	280,632
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	250,000	291,673
		572,305
Wisconsin - 3.1%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	563,190
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $17,623,123)	17,896,437
NET OTHER ASSETS (LIABILITIES) - 0.6%	112,150
NET ASSETS - 100%	$ 18,008,587
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $17,623,123. Net unrealized appreciation aggregated $273,314, of which $283,864 related to appreciated investment securities and $10,550 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2017 Fund

September 30, 2011

1.932719.100

M17-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value
Arizona - 7.5%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/17	$ 900,000	$ 1,063,593
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/17	250,000	290,723
		1,354,316
California - 18.3%
California Gen. Oblig. 5% 3/1/17	215,000	246,936
California Pub. Works Board Lease Rev. Series B, 5% 6/1/17 (FGIC Insured)	600,000	701,028
Los Angeles Unified School District Series 2011 A1, 4% 7/1/17 (a)	500,000	557,855
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/17	250,000	289,438
Newport Beach Rev. Series 2009 A, 5% 12/1/17	500,000	571,195
Northern California Pwr. Agcy. Rev. Series 2010 A, 5% 6/1/17	500,000	578,665
West Contra Costa Unified School District 5% 8/1/17 (FSA Insured)	300,000	343,014
		3,288,131
Florida - 20.2%
Citizens Property Ins. Corp. Series 2010 A1, 5.25% 6/1/17	725,000	800,117
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/17	500,000	584,180
Orlando Utils. Commission Util. Sys. Rev. Series 2009 C, 5% 10/1/17	1,000,000	1,185,270
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5% 10/1/17 (b)	500,000	547,270
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/17	250,000	297,728
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/17	190,000	214,577
		3,629,142
Georgia - 5.7%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	200,000	227,880
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/17	250,000	292,820
Muni. Elec. Auth. of Georgia Series A, 5.25% 1/1/17	440,000	509,115
		1,029,815
Illinois - 5.7%
Chicago Park District Gen. Oblig. Series 2011 C, 5% 1/1/17	345,000	401,825
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev. Series 2009 B, 5% 7/1/17	$ 200,000	$ 233,554
Illinois Health Facilities Auth. Rev. Series 2003 A, 5% 5/15/17 (FSA Insured)	250,000	278,643
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	100,000	116,185
		1,030,207
Massachusetts - 6.7%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/17	1,000,000	1,197,497
Michigan - 1.5%
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	225,000	265,802
New Jersey - 3.7%
New Jersey Gen. Oblig. Series Q, 5% 8/15/17	300,000	355,737
New Jersey Trans. Trust Fund Auth. Series 2011 A, 4% 6/15/17	290,000	314,067
		669,804
New York - 3.6%
New York City Gen. Oblig. Series 2011 B, 5% 8/1/17	455,000	537,332
New York Thruway Auth. Personal Income Tax Rev. Series 2009 A, 5% 3/15/17	100,000	118,577
		655,909
North Carolina - 2.4%
North Carolina Med. Care Commission Health Care Facilities Rev. Series 2011 A, 5% 1/1/17	395,000	433,019
Ohio - 0.8%
Franklin County Hosp. Rev. Series 2011 A, 5% 11/15/17	125,000	144,290
Pennsylvania - 1.9%
Allegheny County Sanitation Auth. Swr. Rev. Series 2011, 5% 6/1/17 (FSA Insured)	300,000	343,401
South Carolina - 0.8%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/17	125,000	146,273
Texas - 12.1%
Denton Independent School District Series 2011, 5% 8/15/17	500,000	600,005
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/17	360,000	411,134
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/17	$ 500,000	$ 564,710
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. 5% 8/1/17	500,000	595,055
		2,170,904
Utah - 2.2%
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/17	345,000	402,432
Washington - 3.2%
Washington Gen. Oblig. Series 2008 B, 5% 7/1/17 (FSA Insured)	235,000	280,632
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/17	250,000	291,673
		572,305
Wisconsin - 3.1%
Milwaukee Swr. Rev. Series S1, 4% 6/1/17	500,000	563,190
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $17,623,123)	17,896,437
NET OTHER ASSETS (LIABILITIES) - 0.6%	112,150
NET ASSETS - 100%	$ 18,008,587
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $17,623,123. Net unrealized appreciation aggregated $273,314, of which $283,864 related to appreciated investment securities and $10,550 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2021 Fund

September 30, 2011

1.932723.100

M21-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.7%
	Principal Amount	Value
Arizona - 7.8%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 680,214
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	352,272
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	585,435
		1,617,921
California - 12.2%
California Gen. Oblig. 5% 3/1/21	600,000	685,680
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21 (a)	250,000	293,510
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21 (a)	500,000	585,730
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	119,745
Series 2011 C, 5% 5/1/21 (c)	500,000	548,600
West Contra Costa Unified School District 5% 8/1/21 (FSA Insured)	250,000	282,708
		2,515,973
Florida - 1.4%
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	295,888
Georgia - 9.8%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	295,830
Georgia Gen. Oblig. Series 2009 I, 5% 7/1/21	1,000,000	1,241,250
Muni. Elec. Auth. of Georgia Series 2011 A, 5% 1/1/21	420,000	484,756
		2,021,836
Indiana - 2.9%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21 (a)	200,000	229,450
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	364,173
		593,623
Massachusetts - 6.5%
Massachusetts Gen. Oblig.:
Series A, 5.25% 8/1/21	240,000	298,577
Series B, 5.25% 9/1/21	450,000	561,110
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	470,328
		1,330,015
Municipal Bonds - continued
	Principal Amount	Value
Michigan - 3.9%
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	$ 200,000	$ 249,430
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	562,480
		811,910
Minnesota - 11.9%
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (b)	1,000,000	1,130,890
Saint Paul Independent School District #625 4% 2/1/21	1,170,000	1,334,943
		2,465,833
Nevada - 1.4%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21 (a)	250,000	288,688
New Jersey - 7.2%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	750,000	874,538
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/21	540,000	608,710
		1,483,248
North Carolina - 1.1%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	228,174
Pennsylvania - 4.7%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	391,187
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	573,780
		964,967
South Carolina - 4.1%
Horry County School District Series 2011, 5% 3/1/21	700,000	854,385
Texas - 13.2%
Beaumont Independent School District Series 2011, 4% 2/15/21	465,000	527,454
Frisco Gen. Oblig. Series 2011, 4% 2/15/21	445,000	497,635
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	284,470
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	562,295
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (c)	$ 200,000	$ 233,062
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	500,000	615,015
		2,719,931
Washington - 5.8%
Clark County Pub. Util. District #1 Elec. Rev. 5% 1/1/21	675,000	763,985
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	147,060
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	294,298
		1,205,343
Wisconsin - 5.8%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,202,790
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $19,924,622)	20,600,525
NET OTHER ASSETS (LIABILITIES) - 0.3%	54,948
NET ASSETS - 100%	$ 20,655,473
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $19,924,622. Net unrealized appreciation aggregated $675,903, of which $688,788 related to appreciated investment securities and $12,885 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income
2019 Fund

September 30, 2011

1.932721.100

M19-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Arizona - 10.0%
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	$ 645,000	$ 705,488
Scottsdale Muni. Property Corp. Excise Tax Rev. 5% 7/1/19	600,000	720,822
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	526,500
		1,952,810
California - 9.6%
California Econ. Recovery Series A, 4.6% 7/1/19	300,000	347,499
California Gen. Oblig. 5.5% 4/1/19	500,000	590,635
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (MBIA Insured)	500,000	548,550
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	386,449
		1,873,133
Florida - 10.3%
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	250,000	269,583
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	587,825
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5% 10/1/19 (a)	500,000	540,290
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	600,835
		1,998,533
Georgia - 1.2%
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	233,180
Illinois - 7.7%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,129,920
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	370,858
		1,500,778
Indiana - 1.6%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	300,935
Iowa - 4.8%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	939,600
Municipal Bonds - continued
	Principal Amount	Value
Maryland - 3.7%
Maryland Gen. Oblig. Series C, 5% 3/1/19	$ 585,000	$ 714,238
Massachusetts - 6.2%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,212,170
Minnesota - 6.2%
Hennepin County Sales Tax Rev. 5% 12/15/19	595,000	724,258
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	410,000	479,544
		1,203,802
New Jersey - 5.3%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	687,540
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	347,523
		1,035,063
New Mexico - 3.8%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	727,962
New York - 7.4%
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	1,000,000	1,196,810
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	200,000	231,880
		1,428,690
Pennsylvania - 6.4%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	113,225
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	204,737
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	921,088
		1,239,050
Texas - 7.5%
Del Valle Independent School District Series 2010, 5% 2/1/19	250,000	301,410
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	563,430
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. 5% 8/1/19	500,000	601,680
		1,466,520
Municipal Bonds - continued
	Principal Amount	Value
Washington - 0.6%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	$ 110,000	$ 124,444
Wisconsin - 6.1%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	1,000,000	1,193,930
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $18,668,395)	19,144,838
NET OTHER ASSETS (LIABILITIES) - 1.6%	311,115
NET ASSETS - 100%	$ 19,455,953
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $18,668,395. Net unrealized appreciation aggregated $476,443, of which $478,517 related to appreciated investment securities and $2,074 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Municipal Income 2021 Fund:
Class A
Institutional Class

September 30, 2011

Class A and Institutional Class
are classes of Fidelity Municipal
Income 2021 Fund

1.932715.100

AM21-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.7%
	Principal Amount	Value
Arizona - 7.8%
Tempe Gen. Oblig. Series A, 4% 7/1/21	$ 605,000	$ 680,214
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	352,272
Univ. of Arizona Univ. Revs. Series 2011, 5% 8/1/21	500,000	585,435
		1,617,921
California - 12.2%
California Gen. Oblig. 5% 3/1/21	600,000	685,680
Los Angeles Unified School District Series 2011 A2, 5% 7/1/21 (a)	250,000	293,510
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21 (a)	500,000	585,730
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2011 B, 5.5% 5/1/21	100,000	119,745
Series 2011 C, 5% 5/1/21 (c)	500,000	548,600
West Contra Costa Unified School District 5% 8/1/21 (FSA Insured)	250,000	282,708
		2,515,973
Florida - 1.4%
Clearwater Wtr. and Swr. Rev. Series 2011, 5% 12/1/21	250,000	295,888
Georgia - 9.8%
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/21	250,000	295,830
Georgia Gen. Oblig. Series 2009 I, 5% 7/1/21	1,000,000	1,241,250
Muni. Elec. Auth. of Georgia Series 2011 A, 5% 1/1/21	420,000	484,756
		2,021,836
Indiana - 2.9%
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21 (a)	200,000	229,450
Purdue Univ. Rev. Series A, 5% 7/1/21	300,000	364,173
		593,623
Massachusetts - 6.5%
Massachusetts Gen. Oblig.:
Series A, 5.25% 8/1/21	240,000	298,577
Series B, 5.25% 9/1/21	450,000	561,110
Massachusetts State College Bldg. Auth. Rev. Series A, 5% 5/1/21	390,000	470,328
		1,330,015
Municipal Bonds - continued
	Principal Amount	Value
Michigan - 3.9%
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/21	$ 200,000	$ 249,430
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A, 5% 11/15/21	500,000	562,480
		811,910
Minnesota - 11.9%
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (b)	1,000,000	1,130,890
Saint Paul Independent School District #625 4% 2/1/21	1,170,000	1,334,943
		2,465,833
Nevada - 1.4%
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2009 A, 5% 6/1/21 (a)	250,000	288,688
New Jersey - 7.2%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2011 EE, 5.5% 9/1/21	750,000	874,538
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/21	540,000	608,710
		1,483,248
North Carolina - 1.1%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/21	200,000	228,174
Pennsylvania - 4.7%
Central Bradford Prog. Auth. Rev. Series 2011, 4% 12/1/21	380,000	391,187
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/21	500,000	573,780
		964,967
South Carolina - 4.1%
Horry County School District Series 2011, 5% 3/1/21	700,000	854,385
Texas - 13.2%
Beaumont Independent School District Series 2011, 4% 2/15/21	465,000	527,454
Frisco Gen. Oblig. Series 2011, 4% 2/15/21	445,000	497,635
Houston Arpt. Sys. Rev. Series 2011 B, 5% 7/1/21	250,000	284,470
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	562,295
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Gen. Oblig. Series 2011 C, 5% 8/1/21 (c)	$ 200,000	$ 233,062
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	500,000	615,015
		2,719,931
Washington - 5.8%
Clark County Pub. Util. District #1 Elec. Rev. 5% 1/1/21	675,000	763,985
Washington Gen. Oblig. Series 2003 C, 0% 6/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	147,060
Washington Health Care Facilities Auth. (Providence Health Systems Proj.) Series 2011 B, 5% 10/1/21	250,000	294,298
		1,205,343
Wisconsin - 5.8%
Milwaukee Swr. Rev. Series S1, 5% 6/1/21	1,000,000	1,202,790
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $19,924,622)	20,600,525
NET OTHER ASSETS (LIABILITIES) - 0.3%	54,948
NET ASSETS - 100%	$ 20,655,473
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $19,924,622. Net unrealized appreciation aggregated $675,903, of which $688,788 related to appreciated investment securities and $12,885 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Municipal Income 2019 Fund:
Class A
Institutional Class

September 30, 2011

Class A and Institutional Class
are classes of Fidelity Municipal
Income 2019 Fund

1.932713.100

AM19-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Arizona - 10.0%
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 2009 A, 5% 7/1/19	$ 645,000	$ 705,488
Scottsdale Muni. Property Corp. Excise Tax Rev. 5% 7/1/19	600,000	720,822
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 5% 7/1/19	500,000	526,500
		1,952,810
California - 9.6%
California Econ. Recovery Series A, 4.6% 7/1/19	300,000	347,499
California Gen. Oblig. 5.5% 4/1/19	500,000	590,635
East Side Union High School District Santa Clara County Series B, 5.1% 2/1/19 (MBIA Insured)	500,000	548,550
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Procter & Gamble Proj.) Series 2009, 5% 7/1/19	335,000	386,449
		1,873,133
Florida - 10.3%
Citizens Property Ins. Corp. Series 2011 A1, 5% 6/1/19	250,000	269,583
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/19	500,000	587,825
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev. 5% 10/1/19 (a)	500,000	540,290
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	500,000	600,835
		1,998,533
Georgia - 1.2%
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	200,000	233,180
Illinois - 7.7%
Chicago O'Hare Int'l. Arpt. Rev. Series 2011 B, 5% 1/1/19	1,000,000	1,129,920
Illinois Fin. Auth. Rev. (Northshore Univ. HealthSystem Proj.) Series 2010, 5% 5/1/19	325,000	370,858
		1,500,778
Indiana - 1.6%
Purdue Univ. Rev. Series A, 5% 7/1/19	250,000	300,935
Iowa - 4.8%
Ankeny Cmnty. School District Series 2011 A, 4% 6/1/19	870,000	939,600
Municipal Bonds - continued
	Principal Amount	Value
Maryland - 3.7%
Maryland Gen. Oblig. Series C, 5% 3/1/19	$ 585,000	$ 714,238
Massachusetts - 6.2%
Massachusetts Gen. Oblig. Series 2011 B, 5% 8/1/19	1,000,000	1,212,170
Minnesota - 6.2%
Hennepin County Sales Tax Rev. 5% 12/15/19	595,000	724,258
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/19	410,000	479,544
		1,203,802
New Jersey - 5.3%
New Jersey Edl. Facilities Auth. Rev. Series 2011 A, 5% 7/1/19	605,000	687,540
New Jersey Trans. Trust Fund Auth. Series 2003 B, 5.25% 12/15/19	300,000	347,523
		1,035,063
New Mexico - 3.8%
New Mexico Severance Tax Rev. Series 2010 B, 5% 7/1/19	600,000	727,962
New York - 7.4%
New York Dorm. Auth. Personal Income Tax Rev. Series 2010 E, 5% 2/15/19	1,000,000	1,196,810
New York Metropolitan Trans. Auth. Rev. Series 2010 D, 5% 11/15/19	200,000	231,880
		1,428,690
Pennsylvania - 6.4%
Chester County Health & Ed. Facilities Auth. Health Sys. Rev. Series 2010 A, 5% 5/15/19	100,000	113,225
Pennsylvania Gen. Oblig. Series 2004, 5.375% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	204,737
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/19	800,000	921,088
		1,239,050
Texas - 7.5%
Del Valle Independent School District Series 2010, 5% 2/1/19	250,000	301,410
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/19	500,000	563,430
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. 5% 8/1/19	500,000	601,680
		1,466,520
Municipal Bonds - continued
	Principal Amount	Value
Washington - 0.6%
Clark County Pub. Util. District #1 Generating Sys. Rev. Series 2010, 5% 1/1/19	$ 110,000	$ 124,444
Wisconsin - 6.1%
Milwaukee Swr. Rev. Series S1, 5% 6/1/19	1,000,000	1,193,930
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $18,668,395)	19,144,838
NET OTHER ASSETS (LIABILITIES) - 1.6%	311,115
NET ASSETS - 100%	$ 19,455,953
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $18,668,395. Net unrealized appreciation aggregated $476,443, of which $478,517 related to appreciated investment securities and $2,074 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2011